Note 1 - Organization and Principal Activities	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Finance Online Co. Limited ("China Finance Online" or the "Company") was incorporated in Hong Kong on November 2, 1998. China Finance Online, its subsidiaries, its variable interest entities ("VIEs") and its VIEs' subsidiaries (collectively, the "Group") is a leading web-based financial services company in China.

The Company provides Chinese retail investors with online access to securities, commodities and wealth management products, as well as financial database and analytics services to institutional customers. The Company's prominent flagship portal site
www.jrj.com
 is ranked among the top financial websites in China. Leveraging our extensive experience and robust internet capabilities, the Company is adapting and strategically transitioning its business to the new environment by rapidly building Investment Masters (iTougu) and Yinglibao, the Company's two newest businesses, into leading one-stop financial products and services platforms for individual investors in China.

In 2015, the Company integrated its web-based trading platform,
Securities Master (Zhengquantong)
, and
Yinglibao
, its internet-based financial platform that integrates cash management solutions and mutual fund distribution, into
iTougu
which facilitates communication between securities investment advisors and their respective clients and followers in real-time and for 24 hours a day, and enabling a vast number of Chinese individual investors to obtain private advice from thousands of securities investment advisors. The Company also continued to diversify its product offerings on the wealth management platform,
Yinglibao
. The Company also provides our rapidly growing commodities brokerage services (formerly known as precious metals business) in mainland China along with brokerage services in Hong Kong in order to address market demand for alternative investment opportunities. We further diversified our product offering in the commodities brokerage services with the launch of a heavy oil brokerage business in 2015.

In addition, the Company offers basic financial software, information services and securities investment advisory services to retail investors in China. Through its subsidiary, Shenzhen Genius Information Technology Co., Ltd., the Company provides financial database and analytics to institutional customers including domestic financial, research, academic and regulatory institutions. China Finance Online also provides brokerage services in Hong Kong.

Details of China Finance Online's significant subsidiaries, VIEs and VIEs' subsidiaries as of December 31, 2015 were as follows:

Company name	Place of incorporation or establishment	Date of incorporation or acquisition	legal ownership interest	Principal activity
Subsidiaries:
China Finance Online (Beijing) Co., Ltd. ("CFO Beijing")	Beijing, PRC	Jul. 9, 1998	100%	N/A
Fortune Software (Beijing) Co., Ltd. ("CFO Software")	Beijing, PRC	Dec. 7, 2004	100%	N/A
Shenzhen Genius Information Technology Co., Ltd. ("CFO Genius")	Shenzhen, PRC	Sep. 21, 2006	100%	Subscription service
Zhengyong Information & Technology (Shanghai) Co., Ltd.
(“CFO Zhengyong”)	Shanghai, PRC	Aug. 17, 2008	100%	N/A
Zhengtong Information Technology (Shanghai) Co., Ltd ("CFO Zhengtong")	Shanghai, PRC	Jun. 24, 2008	100%	N/A
iSTAR Financial Holdings Limited ("iSTAR Financial Holdings")	BVI	Jul. 16, 2007	85%	Investment holdings
iSTAR International Securities Co. Limited ("iSTAR Securities")	Hong Kong, PRC	Nov. 23, 2007	85%	Brokerage service
iSTAR International Futures Co. Limited ("iSTAR Futures")	Hong Kong, PRC	Apr. 16, 2008	85%	Brokerage service
iSTAR International Wealth Management Co. Limited	Hong Kong, PRC	Oct. 8, 2008	85%	Securities advising, future contract
("iSTAR Wealth Management")				advising and asset management
iSTAR International Credit Co. Limited ("iSTAR Credit")	Hong Kong, PRC	Feb. 10, 2012	85%	N/A

Variable interest entities:
Beijing Fuhua Innovation Technology Development Co., Ltd. ("CFO Fuhua")	Beijing, PRC	Dec. 31, 2000	Nil	Web portal and advertising service
Shanghai Chongzhi Co., Ltd. ("CFO Chongzhi")	Shanghai, PRC	Jun. 6, 2008	Nil	Subscription service
Fortune (Beijing) Qicheng Technology Co., Ltd. ("CFO Qicheng")	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Shenzhen Newrand Securities Advisory and Investment Co., Ltd.	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment advising
("CFO Newrand ")
Shanghai Stockstar Wealth Management Co., Ltd.
("Stockstar Wealth Management")	Shanghai, PRC	Apr. 12, 2011	Nil	N/A
Beijing Chuangying Advisory and Investment Co., Ltd.
( "CFO Chuangying" )	Beijing, PRC	Jan. 9, 2009	Nil	N/A

Subsidiaries of variable interest entities:
Shanghai Meining Computer Software Co., Ltd. ("CFO Meining")	Shanghai, PRC	Oct. 1, 2006	Nil	Web portal, advertising, subscription,
and SMS
Shenzhen Newrand Securities Training Center ("CFO Newrand Training")	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment training
Fortune (Beijing) Huiying Investment Consulting Co., Ltd. ("CFO Huiying")	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Shenzhen Tahoe Investment and Development Co., Ltd ("CFO Tahoe")	Shenzhen, PRC	Sep. 30, 2013	Nil	N/A
Shenzhen Shangtong Software Co., Ltd. ("CFO Shenzhen Shangtong")	Shenzhen, PRC	Sep. 23, 2009	Nil	N/A
Zhengjin (Fujian) Precious Metals Investment Co., Ltd.	Fujian, PRC	Jan. 6, 2013	Nil	Commodities brokerage
("CFO Zhengjin Fujian")
Zhengjin (Shanghai) Precious Metals Investment Co., Ltd.	Shanghai, PRC	Dec. 12, 2013	Nil	Commodities brokerage
("CFO Zhengjin Shanghai")
Zhengjin (Tianjin) Precious Metals Investment Co., Ltd.	Tianjin, PRC	Jul. 23, 2013	Nil	Commodities brokerage
("CFO Zhengjin Tianjin")
Henghui (Tianjin) Precious Metals Investment Co., Ltd.	Tianjin, PRC	Sep. 30, 2013	Nil	Commodities brokerage
("CFO Henghui")
Zhengjin (Beijing) Wisdom Petroleum and Chemical Investment
Management Co., Ltd. ("CFO Zhengjin Beijing")	Beijing, PRC	Jan. 13, 2014	Nil	N/A
Yinglibao (Beijing) Technology Co., Ltd. ("CFO Yinglibao")	Beijing, PRC	Jan. 15, 2014	Nil	Internet-based financial platform
Zhengjin (Qingdao) Wisdom Trading Co., Ltd. ("CFO Zhengjin Qingdao")	Qingdao, PRC	Sep. 4, 2014	Nil	N/A
Zhengjin (Jiangsu) Precious Metals Co., Ltd. ("CFO Zhengjin Jiangsu")	Nanjing, PRC	Nov. 19, 2014	Nil	Commodities brokerage
iTougu (Beijing) Network Technology Co., Ltd. ("CFO iTougu")	Beijing, PRC	Dec. 8, 2014	Nil	Investment advisory service platform
Tibet Fortune Jinyuan Network Technology Co., Ltd. ("CFO Tibet")	Tibet, PRC	Aug. 22, 2015	Nil	N/A
Shanghai Guiwo Information Technology Co., Ltd. (“CFO Guiwo”)	Shanghai, PRC	Apr. 1, 2015	Nil	N/A

The consolidated financial statements of the Group include the financial statements of the Company and its controlled operating entities including the subsidiaries and the variable interest entities for which the Company is the primary beneficiary. A variable interest entity is the entity in which the Company, through contractual arrangements as the primary beneficiary, bears the risks of, and enjoys the rewards normally associated with ownership of the entity.

People
'
s Republic of China
("PRC") regulations prohibit or restrict direct foreign ownership of business entities providing certain services in PRC, such as internet content service and securities investment advisory service. In order to comply with these regulations, China Finance Online, through its subsidiaries, entered into contractual arrangements with the Company's VIEs and their equity owners who are PRC citizens.

The Group made loans to the shareholders of the VIEs solely for the purposes of capitalizing the VIEs. Pursuant to the loan agreements, these loans can only be repaid by transferring all of their interests in the VIEs to the Group or a third party designated by the Group. The Group has entered into proxy agreements or power of attorney and exclusive equity purchase option agreements with the VIEs and nominee shareholders of the VIEs through the Company's wholly owned significant subsidiaries including CFO Beijing, CFO Software, CFO Zhengyong and CFO Zhengtong (collectively, the "
WFOEs
" and each a "
WFOE
"). The foregoing agreements provide the WFOEs the right to direct the activities that most significantly affect the economic performance of the VIEs and to acquire the equity interests in the VIEs when permitted by the PRC laws, respectively. Certain exclusive agreements have been entered into with the VIEs through the WFOEs, which obligate the WFOEs to absorb the majority of the risk of loss from the VIEs' activities and entitle the WFOEs to receive the majority of their residual returns. In addition, the Group has entered into share pledge agreements for the equity interests in the VIEs held by the shareholders of the VIEs.

Despite the lack of technical majority ownership, the agreements with the VIEs provide the WFOEs with effective control over and the ability to receive substantially all of the economic benefits of its VIEs, resembling a parent-subsidiary relationship between the WFOEs and the VIEs. The shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the WFOEs. In addition, through the other exclusive agreements, which consist of strategic consulting services agreement, technical support services agreement and operating support services agreement, the WFOEs demonstrate their ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of the VIEs. The VIEs are subject to operating risks, which determine the variability of the Company's interest in those entities. Based on these contractual arrangements, the Company consolidates the VIEs as required by SEC Regulation SX-3A-02 and Accounting Standards Codification ("ASC") Topic 810 ("ASC 810")

because the Company holds all the variable interests of the VIEs through the WFOEs.

The principal terms of the agreements entered into amongst the VIEs, their respective shareholders and the WFOEs are further described below.

Exclusive technology consulting and management service agreement

Pursuant to a series of technology support and service agreements, the WOFEs retain exclusive right to provide the VIEs and their subsidiaries technology support and consulting services and exclusive management consulting service. As a result of these services, the WOFEs are entitled to charge the VIEs and their subsidiaries annual service fees. The terms of the strategic consulting services agreement, the technical support services agreement and the operating support services agreement are twenty, ten and ten years, respectively, and these agreements will be automatically renewed on applicable expiration dates, unless the contracting WOFE informs the corresponding VIE its intention to terminate such contract one month prior to the applicable expiration date. Notwithstanding the foregoing, none of the parties has a right to terminate the service contracts. The principal services agreements that the WOFEs have entered into with VIEs include:

•	strategic consulting services agreement, pursuant to which the amount of the fee to be charged is 30% of each VIE's income before tax;
•	technical support services agreement, pursuant to which the amount of the fee to be charged is 30% of each VIE's income before tax; and
•	operating support services agreement, pursuant to which the amount of the fee to be charged is 40% of each VIE's income before tax.

Exclusive purchase right agreement on the equity interest of the VIEs

Pursuant to the purchase option agreement, the WOFEs have the unconditional right to purchase the entire equity interest in, or all the assets of the VIEs at a price equal to the total principal amount of the loan lent by the WOFEs to the shareholders of the VIEs when and if such purchase is permitted by the PRC law or the current shareholders of the VIEs cease to be directors or employees of the VIEs. The term of the exclusive purchase right agreement is perpetual and can be terminated at the discretion of the WOFEs.

Power of attorney

Pursuant to the power of attorney, each of the shareholders of the VIEs have executed an irrevocable power of attorney assigning the WOFEs or individuals designated by the WOFEs as their attorney-in-fact to vote on their behalf on all matters of the VIEs requiring shareholder approval under PRC laws and regulations and the articles of association of VIEs.

The Articles of Incorporation of the VIE state that the major rights of the shareholders include the right to appoint directors, the general manager and other senior management. Therefore, through the irrevocable power of attorney arrangement, the WOFEs have the ability to exercise effective control over the VIEs through shareholder votes and, through such votes, to also control the composition of the board of directors. In addition, the senior management team of the VIEs is the same as that of the WOFEs. The term of the power of attorney is twenty years and will be automatically renewed on the expiration date. The contract can be terminated at the discretion of the WOFEs.

Pledge agreement

Pursuant to the equity pledge agreement between the WOFEs and the shareholders of the VIEs, the shareholders of the VIEs pledged all of their equity interests in the VIEs to the WOFEs to guarantee the VIEs' performance of its obligations under the exclusive technology consulting and service agreement. If the VIEs breach their contractual obligations under that agreement, the WOFEs, as the pledge, will be entitled to certain rights, including the rights to sell the pledged equity interests. The shareholders of the VIEs agree that, without prior written consent of the WOFEs, they will not transfer, sell, and dispose of or create any encumbrance on their equity interest in the VIEs. The term of the pledge agreement is twenty years and will be automatically renewed on the expiration date, unless the WOFEs inform the VIEs of their intention to terminate the agreement one month prior to the expiration date.

Through these contractual agreements, the WOFEs have the ability to effectively control the VIEs and are also able to receive substantially all the economic benefits of the VIEs.

Details of significant VIEs and their counterparts which substantially control the VIEs as of December 31, 2015 were as follows:

VIE name	Contractual arrangement	Date counterpart

CFO Fuhua	May 27, 2004	CFO Beijing
CFO Chongzhi	June 8, 2008	CFO Software
CFO Newrand	October 17, 2008	CFO Zhengyong
CFO Qicheng	November 20, 2009	CFO Chuangying
Stockstar Wealth Management	April 12, 2011	CFO Zhengtong

Risks in relation to the VIE structure

The Company's ability to control the VIEs also depends on the power of attorney the WOFEs have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion and

•	revoke the business and operating licenses of our PRC subsidiaries or VIEs;
•	restrict the rights to collect revenues from any of our PRC subsidiaries;
•	discontinue or restrict the operations of any related-party transactions among our PRC subsidiaries or VIEs;
•	require our PRC subsidiaries or VIEs to restructure the relevant ownership structure or operations;
•	take other regulatory or enforcement actions, including levying fines that could be harmful to our business; or
•	impose additional conditions or requirements with which we may not be able to comply.

The imposition of any of these penalties may result in a material adverse effect on the Company's ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs and their subsidiaries or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs. The Company does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Company, its subsidiaries, or the VIEs.

The Company has consolidated its VIEs because it was the primary beneficiary of those entities. Through the contractual agreements discussed above, the Company, through its wholly owned subsidiaries, has (1) the power to direct the activities of the VIEs that most significantly affect the entities' economic performance and (2) the right to receive benefits from the VIEs, therefore it consolidates the VIEs.

The consolidated VIEs operate securities investment advisory business and commodities brokerage business. The following table presents the most important revenue-producing assets to operate commodities brokerage business, which was recognized in the Company's consolidated financial statements.

	December 31 ,
	2014	2015

Commodities brokerage business:
Commodities trading right	$1,291,061	$966,222
Customer relationship	894,219	573,312
	$2,185,280	$1,539,534

The VIEs also hold important unrecognized revenue-producing assets, such as our domain names and Internet Content Provider Licenses with respect to
www.jrj.com
and
www.stockstar.com
and certain value-added technologies, which were also considered revenue-producing assets. However, none of such assets were recorded on the Company's consolidated balance sheets as such assets were all acquired or internally developed with insignificant costs and expenses incurred.

The following financial statement amounts and balances of the VIEs for which the Company is the primary beneficiary and their subsidiaries were before intercompany elimination as of and for the years ended:

	December 31,
	2014	2015
Assets
Current assets
Cash and cash equivalents	$17,615,035	$47,788,398
Consideration receivable	13,400,882	-
Account receivable -others, net	22,217,745	45,278,278
Loan receivable	10,295,800	-
Others	6,558,399	3,971,332
Total current assets	$70,087,861	$97,038,008

Property and equipment, net	3,242,905	4,311,095
Acquired intangible assets, net	2,185,280	1,539,534
Cost method investment	907,919	554,392
Equity method investment, net	-	1,228,269
Rental deposits	913,187	989,383
Guarantee fund deposits	4,604,924	5,850,623
Investment in subsidiaries	43,751,417	43,553,986
Deferred tax assets, non-current	13,328	4,982
Total assets	$125,706,821	$155,070,272

Third-party liabilities
Current liabilities
Accrued expenses and other current liabilities	10,514,186	20,425,274
Accounts payable	18,843,147	3,387,125
Total current liabilities	$29,357,333	$23,812,399
Non-current liabilities	899,356	571,924
Total third-party liabilities	$30,256,689	$24,384,323
Inter-company liabilities	$42,155,248	$44,591,484

	Year ended December 31,
	2013	2014	2015

Net revenues	$58,549,393	$98,207,958	$136,412,062
Net income (loss)	$(5,469,402)	$12,305,855	$49,300,399

	Year ended December 31,
	2013	2014	2015

Net cash (used in) provided by operating activities	$(14,469,067)	$3,204,749	$(835,965)
Net cash (used in) provided by investing activities	(9,440,165)	(5,685,885)	38,523,306
Net cash provided by (used in) financing activities	35,830,988	1,430,739	(6,061,473)
Effect of exchange rate changes	$(46,900)	$(95,269)	$(1,452,505)

There are no consolidated VIE's assets that are collateral for the VIE's obligations and can only be used to settle the VIE's obligations.